Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2017
Summary of Investments - Other than Investments in Related Parties
Amount at which shown in the Consolidated Balance Sheets
Fixed-maturity securities:
Fixed-maturity securities, available-for-sale:
U.S. government	$2,449,361	2,441,454	2,441,454
Agencies not backed by the full faith and credit of the U.S. government	6,692	6,817	6,817
States and political subdivisions	10,177,673	11,317,726	11,317,726
Foreign government	523,356	540,613	540,613
Corporate securities	65,145,715	70,045,273	70,045,273
Mortgage-backed securities	14,297,121	14,425,840	14,425,840
CDO	15,243	27,565	27,565
Total fixed-maturity securities, available-for-sale	92,615,161	98,805,288	98,805,288
Fixed-maturity securities, trading:
U.S. government	30,578	30,901	30,901
Agencies not backed by the full faith and credit of the U.S. government	5,254	5,168	5,168
Corporate securities	150	150	150
Total fixed-maturity securities, trading	35,982	36,219	36,219
Total fixed-maturity securities	92,651,143	98,841,507	98,841,507
Equity securities:
Equity securities, available-for-sale:
Common stocks:
Industrial and miscellaneous	259,573	270,409	270,409
Preferred stocks:
Industrial and miscellaneous	1,500	1,500	1,500
Total equity securities, available-for-sale	261,073	271,909	271,909
Equity securities, fair value option and trading:
Common stocks:
Industrial and miscellaneous	289,217	314,370	314,370
Total equity securities, fair value option and trading	289,217	314,370	314,370
Total equity securities	550,290	586,279	586,279
Other investments:
Mortgage loans on real estate, net	11,761,939	12,372,775	11,761,939
Derivative assets	1,388,190	1,388,190	1,388,190
Loans to affiliates	39,120	39,120	39,120
Policy loans	184,409	184,409	184,409
Other invested assets	382,154	382,154	382,154
Total other investments	13,755,812	14,366,648	13,755,812
Total investments	$106,957,245	113,794,434	113,183,598

(1) The original cost of equity securities and other investments is reduced by impairments. The original cost of fixed-maturity securities is reduced by repayments and impairments adjusted for amortization of premiums and accrual discounts.